Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial
					$100 Investment
			Average		Based on:
			Summary	Average				Company -
	Summary		Compensation	Compensation		Peer Group		Selected
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net	Measure:
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income	Adjusted EBITDA
Fiscal Year	for PEO(1)	to PEO(1)(2)(6)(7)	NEOs(1)	NEOs(1)(2)(6)	Return(3)	Return(3)	(in thousands)(4)	(in thousands)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$5,284,122	$5,116,035	$1,466,798	$2,784,862	$111	$99	$48,264	$183,684
2024	$4,753,878	$3,962,890	$1,319,120	$1,444,508	$72	$97	$2,416	$111,237
2023	$2,938,899	$2,895,188	$630,057	$627,456	$56	$98	$32,606	$112,753
2022	$3,609,499	$3,564,829	$803,846	$803,846	$76	$100	$49,175	$111,083
2021	$4,001,319	$3,688,472	$943,330	$895,453	$112	$121	$54,385	$107,882
(1)	In all years shown, Mr. Jack C. Bendheim was our Principal Executive Officer (“PEO”). The names of the non-Principal Executive Officer NEOs of the Company (each, a “Non-PEO NEO”) reflected in these columns for each applicable fiscal year are as follows:
●	Fiscal year 2025: Glenn David, Larry Miller, Daniel M. Bendheim and Judith Weinstein;
●	Fiscal year 2024: Glenn David, Richard Johnson, Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim;
●	Fiscal year 2023: Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim;
●	Fiscal year 2022: Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim; and
●	Fiscal year 2021: Richard Johnson, Damian Finio, Larry Miller, Thomas Dagger and Daniel M. Bendheim.
(2)

In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. In calculating the ‘compensation actually paid’ amounts reflected in these columns, the adjustments made to the pension benefit values were computed in accordance with U.S. GAAP.

(3)

Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on June 30, 2021 and ended on June 30, 2025, 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group represents the S&P 500 Pharmaceuticals Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K, and assumes dividends, if any, were reinvested from the market close on June 30, 2021 through and including the end of the fiscal year for each year reported in the table.

(4)	Represents the amount of the net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(5)

We have selected Adjusted EBITDA, a non-GAAP measure, as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2025. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see our earnings release for the fourth quarter and full year ended June 30, 2025 furnished as exhibit 99.1 to the Company’s Current Report on Form 8 K filed with the SEC on August 27, 2025.

(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	The tables below reflect certain adjustments to the ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs for each of the fiscal years presented.

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year	Year
PEO	2025	2024	2023	2022	2021
Total Compensation Reported in the Summary Compensation Table	$5,284,122	$4,753,878	$2,938,899	$3,609,499	$4,001,319
Less: the Change in Actuarial Present Value of Benefit Reported in the Summary Compensation Table for the Fiscal Year	$(168,087)	$(790,988)	$(43,711)	$(44,670)	$(312,847)
Total Adjustments	$(168,087)	$(790,988)	$(43,711)	$(44,670)	$(312,847)

Compensation Actually Paid for the Covered Fiscal Year	$5,116,035	$3,962,890	$2,895,188	$3,564,829	$3,688,472

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year	Year
Non-PEO NEOs	2025	2024	2023	2022	2021
Total Compensation Reported in the Summary Compensation Table	$1,466,798	$1,319,120	$630,057	$803,846	$943,330
Less: the Change in Actuarial Present Value of Benefit Reported in the Summary Compensation Table for the Fiscal Year	$(4,679)	$(54)	$(2,601)	$—	$(47,877)
Less: Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Fiscal Year	$—	$(543,833)	$—	$—	$—
Plus: Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$—	$669,275	$—	$—	$—
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$1,259,450	$—	$—	$—	$—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (From Prior Year-End to Vesting Date)	$63,293	$—	$—	$—	$—
Total Adjustments	$1,318,064	$125,388	$(2,601)	$—	$(47,877)

Compensation Actually Paid for the Covered Fiscal Year	$2,784,862	$1,444,508	$627,456	$803,846	$895,453

(7)	Mr. Jack C. Bendheim elected to forgo his earned incentive award of $221,325 for the fiscal year ended June 30, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	In all years shown, Mr. Jack C. Bendheim was our Principal Executive Officer (“PEO”). The names of the non-Principal Executive Officer NEOs of the Company (each, a “Non-PEO NEO”) reflected in these columns for each applicable fiscal year are as follows:
●	Fiscal year 2025: Glenn David, Larry Miller, Daniel M. Bendheim and Judith Weinstein;
●	Fiscal year 2024: Glenn David, Richard Johnson, Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim;
●	Fiscal year 2023: Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim;
●	Fiscal year 2022: Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim; and
●	Fiscal year 2021: Richard Johnson, Damian Finio, Larry Miller, Thomas Dagger and Daniel M. Bendheim.

Peer Group Issuers, Footnote
(3)

Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on June 30, 2021 and ended on June 30, 2025, 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group represents the S&P 500 Pharmaceuticals Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K, and assumes dividends, if any, were reinvested from the market close on June 30, 2021 through and including the end of the fiscal year for each year reported in the table.

PEO Total Compensation Amount	$ 5,284,122	$ 4,753,878	$ 2,938,899	$ 3,609,499	$ 4,001,319
PEO Actually Paid Compensation Amount	$ 5,116,035	3,962,890	2,895,188	3,564,829	3,688,472
Adjustment To PEO Compensation, Footnote
(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	The tables below reflect certain adjustments to the ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs for each of the fiscal years presented.

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year	Year
PEO	2025	2024	2023	2022	2021
Total Compensation Reported in the Summary Compensation Table	$5,284,122	$4,753,878	$2,938,899	$3,609,499	$4,001,319
Less: the Change in Actuarial Present Value of Benefit Reported in the Summary Compensation Table for the Fiscal Year	$(168,087)	$(790,988)	$(43,711)	$(44,670)	$(312,847)
Total Adjustments	$(168,087)	$(790,988)	$(43,711)	$(44,670)	$(312,847)

Compensation Actually Paid for the Covered Fiscal Year	$5,116,035	$3,962,890	$2,895,188	$3,564,829	$3,688,472

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year	Year
Non-PEO NEOs	2025	2024	2023	2022	2021
Total Compensation Reported in the Summary Compensation Table	$1,466,798	$1,319,120	$630,057	$803,846	$943,330
Less: the Change in Actuarial Present Value of Benefit Reported in the Summary Compensation Table for the Fiscal Year	$(4,679)	$(54)	$(2,601)	$—	$(47,877)
Less: Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Fiscal Year	$—	$(543,833)	$—	$—	$—
Plus: Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$—	$669,275	$—	$—	$—
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$1,259,450	$—	$—	$—	$—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (From Prior Year-End to Vesting Date)	$63,293	$—	$—	$—	$—
Total Adjustments	$1,318,064	$125,388	$(2,601)	$—	$(47,877)

Compensation Actually Paid for the Covered Fiscal Year	$2,784,862	$1,444,508	$627,456	$803,846	$895,453

Non-PEO NEO Average Total Compensation Amount	$ 1,466,798	1,319,120	630,057	803,846	943,330
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,784,862	1,444,508	627,456	803,846	895,453
Adjustment to Non-PEO NEO Compensation Footnote
(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	The tables below reflect certain adjustments to the ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs for each of the fiscal years presented.

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year	Year
PEO	2025	2024	2023	2022	2021
Total Compensation Reported in the Summary Compensation Table	$5,284,122	$4,753,878	$2,938,899	$3,609,499	$4,001,319
Less: the Change in Actuarial Present Value of Benefit Reported in the Summary Compensation Table for the Fiscal Year	$(168,087)	$(790,988)	$(43,711)	$(44,670)	$(312,847)
Total Adjustments	$(168,087)	$(790,988)	$(43,711)	$(44,670)	$(312,847)

Compensation Actually Paid for the Covered Fiscal Year	$5,116,035	$3,962,890	$2,895,188	$3,564,829	$3,688,472

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year	Year
Non-PEO NEOs	2025	2024	2023	2022	2021
Total Compensation Reported in the Summary Compensation Table	$1,466,798	$1,319,120	$630,057	$803,846	$943,330
Less: the Change in Actuarial Present Value of Benefit Reported in the Summary Compensation Table for the Fiscal Year	$(4,679)	$(54)	$(2,601)	$—	$(47,877)
Less: Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Fiscal Year	$—	$(543,833)	$—	$—	$—
Plus: Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$—	$669,275	$—	$—	$—
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$1,259,450	$—	$—	$—	$—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (From Prior Year-End to Vesting Date)	$63,293	$—	$—	$—	$—
Total Adjustments	$1,318,064	$125,388	$(2,601)	$—	$(47,877)

Compensation Actually Paid for the Covered Fiscal Year	$2,784,862	$1,444,508	$627,456	$803,846	$895,453

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay versus Performance Tabular List

The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to Company performance for fiscal year 2025. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow
Net Sales

Total Shareholder Return Amount	$ 111	72	56	76	112
Peer Group Total Shareholder Return Amount	99	97	98	100	121
Net Income (Loss)	$ 48,264,000	$ 2,416,000	$ 32,606,000	$ 49,175,000	$ 54,385,000
Company Selected Measure Amount	183,684,000	111,237,000	112,753,000	111,083,000	107,882,000
PEO Name	Mr. Jack C. Bendheim
Incentive award			$ 221,325
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)

We have selected Adjusted EBITDA, a non-GAAP measure, as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2025. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see our earnings release for the fourth quarter and full year ended June 30, 2025 furnished as exhibit 99.1 to the Company’s Current Report on Form 8 K filed with the SEC on August 27, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (168,087)	$ (790,988)	(43,711)	$ (44,670)	$ (312,847)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,087)	(790,988)	(43,711)	$ (44,670)	(312,847)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,318,064	125,388	(2,601)		(47,877)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,679)	(54)	$ (2,601)		$ (47,877)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(543,833)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 669,275
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,259,450
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 63,293